S000056738 [Member] Investment Objectives and Goals - Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the Bloomberg MSCI 1-5 Year Aggregate ESG Select Index (the “Index”).